UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                  Copy to:

           CHRISTOPHER K.YARBROUGH                      CATHY G. O'KELLY
          737 NORTH MICHIGAN AVENUE,           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                  SUITE 1950                        222 NORTH LASALLE STREET
           CHICAGO, ILLINOIS 60611                  CHICAGO, ILLINOIS 60601

     Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

European Focus Fund
April 30, 2006



                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------

COMMON STOCKS - 97.12%
               Australia - 2.10%
   16,519,416  Centamin Egypt, Ltd. *      $ 10,769,321
                                          --------------
               Austria - 5.53%
       43,000  Agrana Beteiligung AG          4,576,430
       19,000  Andritz AG                     3,331,407
       60,045  austriamicrosystems AG *       3,870,826
       94,250  OMV AG                         6,552,901
      235,000  Telekom Austria AG             5,766,460
       80,000  Wienerberger AG                4,229,894
                                          --------------
                                             28,327,918
                                          --------------
               Belgium - 2.09%
      276,600  Agfa Gevaert N.V.              5,607,766
      205,000  RHJ International *            5,094,973
                                          --------------
                                             10,702,739
                                          --------------
               France - 8.30%
       91,030  Alstom *                       8,245,762
       60,000  Iliad S.A.                     6,169,226
    4,000,000  Rhodia S.A. *                  9,638,627
       70,457  Saft Groupe S.A. *             2,172,437
       30,000  Total S.A.                     8,296,284
        6,120  Vallourec S.A.                 7,952,625
                                          --------------
                                             42,474,961
                                          --------------
               Germany - 12.25%
      300,000  Bayer AG                      13,856,157
      225,000  Commerzbank AG                 9,324,804
      200,000  Deutsche Post AG               5,331,523
      100,000  Hypo Real Estate Holding AG    6,991,790
      246,579  KarstadtQuelle AG *            7,413,136
      508,625  Pfleiderer AG *               15,342,605
       33,700  Wacker Chemie AG *             4,421,657
                                          --------------
                                             62,681,672
                                          --------------
               Greece - 3.89%
      180,000  Coca-Cola Hellenic Bottling
               Co. S.A.                       5,899,748
      300,080  Hellenic Telecommunications
               Organization S.A. *            6,716,028
      250,000  Motor Oil (Hellas) Corinth
               Refineries S.A.                7,285,742
                                          --------------
                                             19,901,518
                                          --------------
               Hungary - 0.19%
        8,046  Mol Magyar Olaj-es
               Gazipari Rt.                     957,626
                                          --------------
               Italy - 6.34%
    1,060,000  Azimut Holding SpA            12,991,835
      700,000  Enel SpA                       6,049,374

                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               Italy - (continued)
      200,000  ENI SpA                     $  6,106,146
      150,000  Geox SpA                       2,138,413
      686,000  UniCredito Italiano SpA        5,166,783
                                          --------------
                                             32,452,551
                                          --------------
               Netherlands - 5.96%
       70,000  Aalberts Industries N.V.       5,704,957
      571,900  AMTEL
               Vredestein N.V., GDR *         5,004,125
      150,000  Axalto Holding N.V. *          4,725,325
      100,000  Ballast Nedam N.V. *           4,125,433
      750,000  Koninklijke Ahold N.V. *       6,197,612
       44,000  Koninklijke BAM Groep N.V.     4,726,712
                                          --------------
                                             30,484,164
                                          --------------
               Norway - 5.57%
    1,100,506  SeaDrill, Ltd. *              18,653,552
      300,000  Statoil ASA                    9,878,025
                                          --------------
                                             28,531,577
                                          --------------
               Portugal - 1.19%
      610,168  Sonae, SGPS S.A. *             6,112,118
                                          --------------
               Russia - 4.43%
      312,500  Gazprom, GDR                  14,187,500
      225,000  Novolipetsk Steel, GDR *       4,952,250
      396,000  Trader Media East, Ltd., GDR
               *                              3,524,400
                                          --------------
                                             22,664,150
                                          --------------
               Spain - 6.51%
       60,000  Acciona S.A.                  10,321,153
       50,000  Altadis S.A.                   2,373,070
      300,000  Gamesa Corp. Tecnologica
               S.A.                           6,521,213
      237,841  Gestevision Telecinco S.A.     6,076,221
      500,000  Telefonica S.A.                8,011,163
                                          --------------
                                             33,302,820
                                          --------------
               Sweden - 1.76%
      380,000  TradeDoubler AB *              9,036,431
                                          --------------
               Switzerland - 2.66%
       73,000  Credit Suisse Group            4,585,309
      108,154  EFG International *            3,226,655
      600,000  Temenos Group AG *             5,781,326
                                          --------------
                                             13,593,290
                                          --------------
               Turkey - 1.36%
    1,100,000  Turkiye Vakiflar Bankasi
               T.A.O. *                       6,945,180
                                          --------------

                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

European Focus Fund
April 30, 2006 (Continued)

                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               United Arab Emirates - 1.03%
      600,000  Kingdom Hotel
               Investments, GDR *          $  5,268,000
                                          --------------
               United Kingdom - 25.96%
      450,000  Admiral Group plc              5,473,384
      300,000  British Land Co. plc           6,871,135
      800,000  Burberry Group plc             6,878,429
   20,000,000  Corporate Services Group
               plc *                          3,647,099
      327,869  Dana Petroleum plc *           6,582,718
    2,650,000  Evolution Group plc            8,203,010
      928,923  Gondola Holdings plc           6,000,773
    1,000,000  Halfords Group plc             5,707,711
      100,000  Investec plc                   5,685,828
    3,061,565  IP Group plc *                 7,871,912
      385,000  Isoft Group plc                  824,928
    1,000,000  Lancashire Holdings, Ltd. *    5,671,240
      750,000  Lloyds TSB Group plc           7,296,478
      100,000  Man Group plc                  4,608,110
    1,900,424  MFI Furniture Group plc        3,812,069
      126,679  NDS Group plc, ADR *           6,384,622
      300,000  Northern Rock plc              5,798,888
    2,500,000  Old Mutual plc                 8,764,436
      340,000  Omega International Group
               plc                            1,472,516
    1,652,000  Regal Petroleum plc *          2,741,379
    3,000,000  Regus Group plc *              6,359,630
    1,300,000  Tesco plc                      7,574,114
      300,000  Travis Perkins plc             8,605,331
                                          --------------
                                            132,835,740
                                          --------------

               Total Common Stocks
               (Cost $367,326,435)          497,041,776
                                          --------------

      Par                                       Value
    Amount                                    (Note 3)
  -----------                                 ---------

SHORT-TERM INVESTMENT - 2.20%
               Repurchase Agreement - 2.20%
 $ 11,252,000  State Street Bank and Trust
               Co., 3.10%, dated 4/28/06
               to be repurchased at the
               price of $11,252,969 on
               5/1/06, collateralized by
               U.S. Treasury Bonds, 4.25%,
               due 8/15/15, market value
               $11,477,247.                $ 11,252,000
                                          --------------

               Total Short-term
               Investment
               (Cost $11,252,000)            11,252,000
                                          --------------
TOTAL INVESTMENTS - 99.32%
               (Cost $378,578,435)          508,293,776
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 0.68%                           3,482,620
                                          --------------

TOTAL NET ASSETS - 100.00%                 $511,776,396
                                          --------------

       *  Non-income producing security

     ADR  American Depositary Receipt

     GDR  Global Depositary Receipt


                     See Notes to Portfolio of Investments.

Other Information

Industry Concentration as a Percentage of Net Assets:      % of Net Assets
                                                          -----------------

Integrated Oil & Gas                                          8.98%
Asset Management & Custody Banks                              6.60
Diversified Banks                                             5.61
Building Products                                             4.11
Integrated Telecommunication Services                         4.01
Construction & Engineering                                    3.75
Oil & Gas Drilling                                            3.65
Internet Software & Services                                  2.97
Heavy Electrical Equipment                                    2.89
Specialty Chemicals                                           2.75
Diversified Chemicals                                         2.71
Food Retail                                                   2.69
Thrifts & Mortgage Finance                                    2.50
Real Estate Management & Development                          2.37
Industrial Machinery                                          2.21
Gold                                                          2.10
Oil & Gas Exploration & Production                            1.82
Industrial Conglomerates                                      1.80
Life & Health Insurance                                       1.71
Home Improvement Retail                                       1.68
Investment Banking & Brokerage                                1.60
Department Stores                                             1.45
Oil & Gas Refining & Marketing                                1.42
Apparel, Accessories &  Luxury Goods                          1.34
Application Software                                          1.25
Office Services & Supply                                      1.24
Forest Products                                               1.19
Broadcasting & Cable TV                                       1.19
Electric Utilities                                            1.18
Restaurants                                                   1.17
Soft Drinks                                                   1.15
Systems Software                                              1.13
Automotive Retail                                             1.12
Other Diversified Financial Services                          1.11
Reinsurance                                                   1.11
Photographic Products                                         1.10
Property & Casualty Insurance                                 1.07
Air Freight & Logistics                                       1.04
Tires & Rubber                                                0.98
Steel                                                         0.97
Computer Storage & Peripheral                                 0.92
Diversified Capital Markets                                   0.90
Agricultural Products                                         0.89
Semiconductors                                                0.76
Home Furnishing Retail                                        0.75
Human Resources & Employment Services                         0.71
Tobacco                                                       0.46
Electric Components & Equipment                               0.43
Footwear                                                      0.42
Health Care Services                                          0.16
                                                          -----------------

Common Stocks                                                97.12
Short-Term Investment                                         2.20
                                                          -----------------

Total Investments                                            99.32
Net Other Assets and Liabilities                              0.68
                                                          -----------------
                                                            100.00%
                                                          =================

HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of April 30, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $129,715,341 of which $138,364,166 related to appreciated investment securities and $8,648,825 related to depreciated investment securities for the fiscal quarter ended April 30, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation for a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Global Technology Fund
April 30, 2006


                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------

COMMON STOCKS - 97.52%
               China - 2.65%
       22,000  Ctrip.com International,
               Ltd., ADR                   $    989,894
                                          --------------
               Finland - 3.32%
       54,410  Nokia Oyj                      1,239,018
                                          --------------
               Germany - 2.92%
       41,700  ADVA AG Optical Networking *     494,522
        2,730  SAP AG                           596,530
                                          --------------
                                              1,091,052
                                          --------------
               Hong Kong - 2.39%
      244,000  SinoCom Software Group,
               Ltd.                             295,823
      295,000  Tencent Holdings, Ltd. *         595,456
                                          --------------
                                                891,279
                                          --------------
               India - 1.35%
       60,500  Patni Computer Systems,
               Ltd.                             502,527
                                          --------------
               Japan - 8.30%
        9,000  Canon, Inc.                      688,447
      116,000  Epson Toyocom Corp. *          1,113,494
       13,400  HOYA Corp.                       542,520
        9,000  Nitto Denko Corp.                754,841
                                          --------------
                                              3,099,302
                                          --------------
               Korea - 1.48%
        1,560  NHN Corp. *                      554,071
                                          --------------
               Netherlands - 6.31%
       30,250  ASML Holding N.V. *              641,145
       18,500  Tele Atlas N.V. *                470,293
       27,542  TomTom N.V. *                  1,243,248
                                          --------------
                                              2,354,686
                                          --------------
               Switzerland - 1.19%
        2,880  Roche Holding AG                 442,845
                                          --------------
               Taiwan - 3.98%
       17,951  Hon Hai Precision Industry
               Co., Ltd., GDR                   243,416
       60,000  Taiwan Semiconductor
               Manufacturing Co., Ltd.,
               ADR                              628,800
      163,000  United Microelectronics
               Corp., ADR                       614,510
                                          --------------
                                              1,486,726
                                          --------------
               United Kingdom - 1.49%
      224,000  ARM Holdings plc                 555,526
                                          --------------

                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               United States - 62.14%
      117,137  3Com Corp. *                $    631,368
       18,395  Amdocs, Ltd. *                   684,294
       28,050  Analog Devices, Inc.           1,063,656
       10,000  Anixter International, Inc.      508,400
       34,750  Applied Materials, Inc.          623,763
       90,000  Arris Group, Inc. *            1,066,500
       28,710  Autodesk, Inc. *               1,206,968
       12,257  Automatic Data Processing,
               Inc.                             540,289
       58,000  Bookham, Inc. *                  353,220
       53,400  Cisco Systems, Inc. *          1,118,730
       14,250  Citrix Systems, Inc. *           568,860
        8,775  Cognizant Technology
               Solutions Corp. *                558,178
       15,366  CommScope, Inc. *                507,846
       12,000  Digital River, Inc. *            522,480
       52,100  EMC Corp. *                      703,871
        1,490  Google, Inc., Class A *          622,731
       41,050  Intevac, Inc. *                1,153,505
       13,000  Komag, Inc. *                    546,520
       11,400  Lexmark International,
               Inc., Class A *                  555,180
       10,230  Marvell Technology
               Group, Ltd. *                    584,031
       17,305  Microchip Technology, Inc.       644,784
       20,150  Monster Worldwide, Inc. *      1,156,610
       15,900  Network Appliance, Inc. *        589,413
       54,600  PMC-Sierra, Inc. *               678,678
       12,000  QUALCOMM, Inc.                   616,080
       41,900  Quest Software, Inc. *           721,099
       17,600  Seagate Technology *             467,456
       11,600  Tessera Technologies, Inc. *     372,012
       34,775  Texas Instruments, Inc.        1,207,040
       17,800  Varian Semiconductor
               Equipment Associates, Inc. *     582,950
       46,225  VistaPrint, Ltd. *             1,478,275
       18,850  Xyratex, Ltd. *                  563,804
                                          --------------
                                             23,198,591
                                          --------------

               Total Common Stocks
               (Cost $32,573,480)            36,405,517
                                          --------------

                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Global Technology Fund
April 30, 2006 (Continued)

      Par                                       Value
    Amount                                    (Note 3)
  -----------                                 ---------
               Repurchase Agreement - 5.61%
   $2,093,000  State Street Bank and Trust
               Co., 2.25% dated 4/28/06 to
               be repurchased at the price
               of $2,093,131 on 5/1/06,
               collateralized by U.S.
               Treasury Bonds, 8.125%, due
               8/15/21, market value
               $798,283, U.S. Treasury
               Bonds, 5.25%, due 2/15/29,
               market value $205,347, U.S.
               Treasury Bonds, 3.875%, due
               5/15/09, market value
               $766,203, and U.S. Treasury
               Bonds, 4.00%, due 6/15/09,
               market value
               $365,736.                   $  2,093,000
                                          --------------

               Total Short-term
               Investment
               (Cost $2,093,000)              2,093,000
                                          --------------
TOTAL INVESTMENTS - 103.13%
               (Cost $34,666,480)            38,498,517
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - (3.13)%                        (1,167,634)
                                          --------------

TOTAL NET ASSETS - 100.00%                 $ 37,330,883
                                          -------------

       *  Non-income producing security

     ADR  American Depositary Receipt

     GDR  Global Depositary Receipt

                     See Notes to Portfolio of Investments.

Other Information:

Industry Concentration as a Percentage of Net Assets:      % of Net Assets
                                                          -------------------
Communications Equipment                                         21.51%
Semiconductors                                                   16.96
Application Software                                             10.12
Semiconductor Equipment                                           9.04
Computer Storage & Peripheral                                     7.67
Internet Software & Services                                      6.15
Internet Retail                                                   3.96
IT Consulting & Other Services                                    3.63
Human Resources & Employment Services                             3.10
Hotels, Resorts & Cruise                                          2.65
Electronic Manufacturing Services                                 2.16
Specialty Chemicals                                               2.02
Office Electronics                                                1.84
Electronic Equipment Manufacturing                                1.45
Data Processing & Outsourced Services                             1.45
Technology Distributors                                           1.36
Diversified Commercial & Professional Services                    1.26
Pharmaceuticals                                                   1.19
                                                          -------------------
Common Stocks                                                    97.52
Short-Term Investments                                            5.61
                                                          -------------------
Total Investments                                               103.13
Net Other Assets and Liabilities                                 -3.13
                                                          -------------------
                                                                100.00 %
                                                          ===================

HENDERSON GLOBAL TECHNOLOGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Global Technologies Fund (the "Fund") as of April 30, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $3,832,037 of which $4,266,127 related to appreciated investment securities and $434,090 related to depreciated investment securities for the fiscal quarter ended April 30, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation for a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

International Opportunities Fund
April 30, 2006



                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------

COMMON STOCKS - 89.54%
               Australia - 0.43%
      658,000  Aditya Birla Minerals, Ltd.
               *                           $    974,836
    2,041,038  Macquarie Capital Alliance
               Group *                        5,272,309
                                          --------------
                                              6,247,145
                                          --------------
               Belgium - 1.63%
    1,152,600  Agfa Gevaert N.V.             23,367,719
                                          --------------
               China - 3.69%
   21,000,000  China COSCO Holdings Co.,
               Ltd., Class H *               10,901,810
    6,974,000  China Life Insurance Co.,
               Ltd., H Shares *               9,444,624
      224,900  Ctrip.com International,
               Ltd., ADR                     10,119,420
    2,380,000  Ping An Insurance (Group)
               Co. of China, Ltd., Class H    6,538,377
   69,056,000 Shanghai Real
              Estate, Ltd.                   16,121,053
                                          --------------
                                             53,125,284
                                          --------------
               Finland - 0.71%
      450,000  Nokia Oyj                     10,247,349
                                          --------------
               France - 12.02%
      418,000  Alstom *                      37,863,656
   10,000,000  Rhodia S.A. *                 24,096,568
       87,000  Total S.A.                    24,059,225
       39,960  Vallourec S.A.                51,925,959
      351,600  Vinci S.A.                    34,931,823
                                          --------------
                                            172,877,231
                                          --------------
               Germany - 12.14%
      885,000  Bayer AG                      40,875,664
      650,000  Commerzbank AG                26,938,323
      278,000  Deutsche Bank AG              34,132,549
    1,320,000  Deutsche Post AG              35,188,054
      353,000  Merck KGaA                    37,408,976
                                          --------------
                                            174,543,566
                                          --------------
               Greece - 1.53%
      670,000  Coca-Cola Hellenic Bottling
               Co. S.A.                      21,960,174
                                          --------------
               Hong Kong - 0.87%
   51,700,000  Neo-China Group
               (Holdings), Ltd.               7,134,897
    9,450,000  Tian An China Investments
               Co., Ltd. *                    5,393,349
                                          --------------
                                             12,528,246
                                          --------------
               Indonesia - 1.26%
   21,000,000  PT Telekomunikasi Indonesia   18,047,809
                                          --------------
                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               Italy - 1.50%
    2,490,000  Enel SpA                    $ 21,518,487
                                          --------------
               Japan - 22.85%
    2,697,000  Daiwa Securities Group,
               Inc.                          37,400,105
    5,974,000  Hino Motors, Ltd.             36,411,154
      484,000  Kappa Create Co., Ltd.         9,053,880
    2,160,000  Mitsui & Co., Ltd.            32,647,082
      644,300  Nippon System Development
               Co., Ltd.                     24,105,019
       22,892  NTT DoCoMo, Inc.              34,177,666
    4,084,000  Sekisui Chemical Co., Ltd.    35,293,163
        3,627  Sumitomo Mitsui Financial
               Group, Inc.                   39,816,888
      601,000  Takeda Pharmaceutical Co.,
               Ltd.                          36,736,135
      511,700  TDK Corp.                     42,827,041
                                          --------------
                                            328,468,133
                                          --------------
               Korea - 5.00%
      183,000  Hyundai Motor Co.             16,084,288
        6,264  Lotte Shopping Co., Ltd.       2,616,641
      715,000  Lotte Shopping Co., Ltd.,
               GDR *                         14,686,100
       14,000  Samsung Electronics Co.,
               Ltd.                           9,558,948
      579,500  Shinhan Financial Group
               Co., Ltd.                     28,876,696
                                          --------------
                                             71,822,673
                                          --------------
               Netherlands - 0.06%
       19,701  TomTom N.V. *                    878,251
                                          --------------
               Norway - 1.72%
      750,000  Statoil ASA                   24,695,063
                                          --------------
               Singapore - 1.21%
    1,550,000  DBS Group Holdings, Ltd.      17,452,084
                                          --------------
               Spain - 3.93%
      797,000  Industria de Diseno Textil
               S.A.                          32,427,231
    1,500,000  Telefonica S.A.               24,033,488
                                          --------------
                                             56,460,719
                                          --------------
               Switzerland - 4.32%
       95,522  Kuehne & Nagel
               International AG              34,640,396
       27,800  SGS S.A.                      27,504,112
                                          --------------
                                             62,144,508
                                          --------------
               Taiwan - 2.98%
    1,060,000  AU Optronics Corp., ADR       17,415,800
    2,429,000  Taiwan Semiconductor
               Manufacturing Co., Ltd.,
               ADR                           25,455,920
                                          --------------
                                             42,871,720
                                          --------------

                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

International Opportunities Fund
April 30, 2006 (Continued)
                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               United Kingdom - 7.55%
    3,634,569  Capita Group plc            $ 30,869,059
    3,910,150  Halfords Group plc            22,318,004
    2,800,000  Lloyds TSB Group plc          27,240,185
    1,332,000  Regal Petroleum plc *          2,210,361
    4,452,000  Tesco plc                     25,938,426
                                          --------------
                                            108,576,035
                                          --------------
               United States - 4.14%
      262,500  Analog Devices, Inc.           9,954,000
      475,000  Cisco Systems, Inc. *          9,951,250
      212,000  Digital River, Inc. *          9,230,480
      765,000  EMC Corp. *                   10,335,150
       46,000  Monster Worldwide, Inc. *      2,675,613
      410,000  Quest Software, Inc. *         7,056,100
      297,000  Texas Instruments, Inc.       10,308,870
                                          --------------
                                             59,511,463
                                          --------------

               Total Common Stocks
               (Cost $1,074,649,637)      1,287,343,659
                                          --------------

PREFERRED STOCK - 2.31%
               Germany - 2.31%
      192,218  Fresenius AG                  33,259,191
                                          --------------

               Total Preferred Stock
               (Cost $27,144,080)            33,259,191
                                          --------------

               Total Common and Preferred
               Stocks
               (Cost $1,101,793,717)       1,320,602,85
                                          --------------
      Par
    Amount
  -----------
               Repurchase Agreements - 6.71%
 $ 24,650,000  State Street Bank and Trust
               Co., 3.1% dated 4/28/06 to
               be repurchased at the price
               of $3,380,291 on 5/1/06,
               collateralized by U.S.
               Treasury Bonds, 6.125%, due
               11/15/27, market value
               $25,147,583.                  24,650,000

      Par                                       Value
    Amount                                    (Note 3)
  -----------                                 ---------
               Repurchase Agreements - (continued)
$  71,776,000  State Street Bank and
               Trust Co., 3.1% dated
               4/28/06 to be repurchased
               at the price of
               $71,782,181 on 5/1/06,
               collateralized by U.S.
               Treasury Bonds, 5.50%, due
               8/15/28, market value
               $52,029,163.             $    71,776,000
                                         ---------------
                                             96,426,000
                                         ---------------

               Total Short-term
               Investments
               (Cost $96,426,000)            96,426,000
                                         ---------------
TOTAL INVESTMENTS - 98.56%
               (Cost $1,198,219,717)      1,417,028,850
                                         ---------------
NET OTHER ASSETS AND
LIABILITIES - 1.44%                          20,717,090
                                         ---------------

TOTAL NET ASSETS - 100.00%               $1,437,745,940
                                         ---------------

       *  Non-income producing security

     ADR  American Depositary Receipt

     GDR  Global Depositary Receipt

                     See Notes to Portfolio of Investments.

Other Information

Industry Concentration as a Percentage of Net Assets:     % of net assets
                                                        -------------------
Diversified Banks                                             9.76%
Pharmaceuticals                                               5.16
Electronic Equipment Manufacturing                            4.19
Semiconductors                                                3.84
Industrial Machinery                                          3.61
Integrated Oil & Gas                                          3.39
Marine                                                        3.17
Integrated Telecommunication Services                         2.93
Diversified Chemicals                                         2.84
Heavy Electrical Equipment                                    2.63
Investment Banking & Brokerage                                2.60
Construction & Farm Machinery & Trucks                        2.53
Homebuilding                                                  2.46
Air Freight & Logistics                                       2.45
Construction & Engineering                                    2.43
Wireless Telecommunication Services                           2.38
Diversified Capital Markets                                   2.37
Human Resources & Employment Services                         2.33
Health Care Equipment                                         2.31
Trading Company & Distributors                                2.27
Apparel Retail                                                2.26
Application Software                                          2.17
Real Estate Management & Development                          1.99
Diversified Commercial & Professional Services                1.91
Food Retail                                                   1.80
Specialty Chemicals                                           1.68
Photographic Products                                         1.63
Automotive Retail                                             1.55
Soft Drinks                                                   1.53
Electric Utilities                                            1.50
Communications Equipment                                      1.47
Department Stores                                             1.20
Automobile Manufacturers                                      1.12
Life & Health Insurance                                       1.11
Computer Storage & Peripheral                                 0.72
Hotels, Resorts & Cruise                                      0.70
Internet Software & Services                                  0.64
Restaurants                                                   0.63
Asset Management & Custody Banks                              0.37
Oil & Gas Exploration & Products                              0.15
Copper                                                        0.07
                                                        -------------------
Common & Preferred Stocks                                    91.85
Short-Term Investments                                        6.71
                                                        -------------------
Total Investments                                            98.56
Net Other Assets and Liabilities                              1.44
                                                        -------------------
                                                            100.00 %
                                                        ===================

HENDERSON INTERNATIONAL OPPORTUNITES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of April 30, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $218,809,133 of which $229,871,344 related to appreciated investment securities and $11,062,211 related to depreciated investment securities for the fiscal quarter ended April 30, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation for a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Income Advantage Fund
April 30, 2006



     Par                                                                                                    Value
   Amount                                                                 Coupon           Maturity        (Note 3)
 ----------                                                             -----------      ------------    -----------

CORPORATE BONDS - 86.32%

               Aerospace & Defense - 0.49%
$   150,000    DRS Technologies, Inc.                                          7.625%        2/1/18      $    154,687
                                                                                                        -------------

               Apparel & Textiles - 1.68%
    500,000    Samsonite Corp.                                                 8.875         6/1/11           532,500
                                                                                                        ------------

               Auto - 2.19%
    400,000    Goodyear Tire & Rubber Co.                                      9.000         7/1/15           414,000
    250,000    Tenneco Automotive, Inc., Series B                             10.250        7/15/13           278,125
                                                                                                        ------------
                                                                                                              692,125
                                                                                                        ------------

               Capital Goods - 1.77%
    400,000    Invensys plc                                                    9.875        3/15/11           558,889
                                                                                                        -------------

               Chemicals - 9.66%
    700,000    Crystal US Holdings, Series B (a)                            0/10.500        10/1/14           556,500
    300,000    Ineos Group Holdings plc (b)                                    8.500        2/15/16           286,500
    130,000    Kronos International, Inc.                                      6.500        4/15/13           162,778
    600,000    Nell AF Sarl (b)                                                8.375        8/15/15           597,750
    300,000    Rhodia S.A.                                                     8.000         6/1/10           404,974
    400,000    Rockwood Specialties Group, Inc.                                7.625       11/15/14           521,041
    500,000    Tronox Worldwide LLC (b)                                        9.500        12/1/12           527,500
                                                                                                        -------------
                                                                                                            3,057,043
                                                                                                        -------------

               Consumer Products - 11.20%
    250,000    ACCO Brands Corp.                                               7.625        8/15/15           238,750
    350,000    Allied Domecq Financial Services plc                            6.625        6/12/14           668,396
    350,000    Constellation Brands, Inc.                                      8.500       11/15/09           690,897
    500,000    Elizabeth Arden, Inc.                                           7.750        1/15/14           511,250
    500,000    K2, Inc.                                                        7.375         7/1/14           502,500
    500,000    Prestige Brands, Inc.                                           9.250        4/15/12           510,000
    500,000    Spectrum Brands, Inc.                                           7.375         2/1/15           422,500
                                                                                                        -------------
                                                                                                            3,544,293
                                                                                                        -------------

               Diversified Commercial Services - 4.96%
    500,000    Ahern Rentals, Inc.                                             9.250        8/15/13           523,750
    350,000    Hertz Corp. (b)                                                 8.875         1/1/14           373,625
    150,000    Hertz Corp. (b)                                                10.500         1/1/16           166,687
    500,000    United Rentals North America, Inc.                              7.750       11/15/13           505,000
                                                                                                        -------------
                                                                                                            1,569,062
                                                                                                        -------------

               Electronics - 1.30%
    300,000    Ray Acquisition SCA                                             9.375        3/15/15           410,651
                                                                                                        -------------

               Energy - 2.83%
    400,000    Frontier Oil Corp.                                              6.625        10/1/11           398,000


                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Income Advantage Fund
April 30, 2006 (Continued)


     Par                                                                                                    Value
   Amount                                                                  Coupon          Maturity        (Note 3)
 ----------                                                             -----------      ------------    -----------

               Energy - (continued)
$   500,000    Tesoro Corp. (b)                                                6.625%       11/1/15      $    497,500
                                                                                                        -------------
                                                                                                              895,500
                                                                                                        -------------

               Food Wholesale - 0.64%
    200,000    Pilgrims Pride Corp.                                            9.250       11/15/13           203,000
                                                                                                        -------------

               Gaming - 5.54%
    500,000    Choctaw Resort Development Enterprise (b)                       7.250       11/15/19           506,875
    400,000    Codere Finance Luxembourg S.A.                                  8.250        6/15/15           542,488
    500,000    Trump Entertainment Resources, Inc.                             8.500         6/1/15           495,000
    200,000    Tunica-Biloxi Gaming Authority (b)                              9.000       11/15/15           209,000
                                                                                                        -------------
                                                                                                            1,753,363
                                                                                                        -------------

               Health Services - 6.16%
    500,000    Iasis Healthcare Corp.                                          8.750        6/15/14           507,500
    500,000    Select Medical Corp.                                            7.625         2/1/15           453,750
    350,000    Tenet Healthcare Corp. (b)                                      9.500         2/1/15           357,875
    300,000    US Oncology, Inc.                                               9.000        8/15/12           319,500
    300,000    Vanguard Health Holding Co. II                                  9.000        10/1/14           311,250
                                                                                                        -------------
                                                                                                            1,949,875
                                                                                                        -------------

               Hotels - 1.22%
    400,000    Gaylord Entertainment Co.                                       6.750       11/15/14           385,000
                                                                                                        -------------

               Leisure - 2.91%
    400,000    Leslie's Poolmart                                               7.750         2/1/13           402,000
    500,000    Universal City Florida Holding Co. (c)                          9.899         5/1/10           517,500
                                                                                                        -------------
                                                                                                              919,500
                                                                                                        -------------

               Media - 13.29%
    350,000    AMC Entertainment, Inc. (b)                                    11.000         2/1/16           381,500
    250,000    CCO Holdings LLC (c)                                            9.035       12/15/10           255,625
    250,000    Charter Communications Holdings II LLC                         10.250        9/15/10           253,125
    200,000    Charter Communications Operating LLC (b)                        8.375        4/30/14           202,000
    300,000    Echostar DBS Corp.                                              6.625        10/1/14           289,875
    350,000    EMI Group plc                                                   9.750        5/20/08           686,876
    250,000    IESY Hessen & Ish NRW                                           5.693        4/15/13           315,432
    400,000    Kabel Deutschland GmbH (b)                                     10.625         7/1/14           434,000
    400,000    Lighthouse International Co., S.A.                              8.000        4/30/14           543,119
    327,000    Telenet Group Holding NV (a),(b)                             0/11.500        6/15/14           272,228
    300,000    Warner Music Group                                              8.125        4/15/14           573,050
                                                                                                        -------------
                                                                                                            4,206,830
                                                                                                        -------------

               Metal & Mining - 0.92%
    300,000    Novelis, Inc. (a)                                         7.750/8.000        2/15/15           292,500
                                                                                                        -------------

               Non-Food & Drug Retail - 4.27%
    500,000    Linens 'n Things, Inc. (b)                                     10.702        1/15/14           508,750


                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Income Advantage Fund
April 30, 2006 (Continued)


     Par                                                                                                    Value
   Amount                                                                 Coupon           Maturity        (Note 3)
 ----------                                                             -----------      ------------    -----------

               Non-Food & Drug Retail - (continued)
$   500,000    Neiman Marcus Group, Inc. (b)                                  10.375%       10/15/15     $    537,500
    300,000    Petro Stopping Centers L.P.                                     9.000        2/15/12           304,875
                                                                                                        -------------
                                                                                                            1,351,125
                                                                                                        -------------

               Packaging - 0.92%
    300,000    Graphic Packaging International Corp.                           9.500        8/15/13           292,500
                                                                                                        -------------

               Packaging Support MFR - 1.67%
    500,000    SGS International, Inc. (b)                                    12.000       12/15/13           530,000
                                                                                                        -------------

               Services - 3.38%
    500,000    FTI Consulting, Inc.,                                           7.625        6/15/13           528,750
    500,000    Sungard Data Systems, Inc. (b)                                 10.250        8/15/15           540,000
                                                                                                        -------------
                                                                                                            1,068,750
                                                                                                        -------------

               Telecommunications - 2.63%
    300,000    Hellas Telecommunications Luxembourg V (c)                      6.264       10/15/12           389,362
    150,000    Nordic Telephone Co. Holdings (c)                               8.352         5/1/16           189,240
    200,000    Nordic Telephone Co. Holdings                                   8.250         5/1/16           252,320
                                                                                                        -------------
                                                                                                              830,922
                                                                                                        -------------

               Utilities - 6.69%
    400,000    AES Corp. (b)                                                   9.000        5/15/15           438,000
    350,000    Mirant North America LLC (b)                                    7.375       12/31/13           353,062
    150,000    NRG Energy, Inc.                                                7.375         2/1/16           151,688
    400,000    Reliant Resourse, Inc.                                          9.500        7/15/13           408,000
    600,000    SemGroup LP (b)                                                 8.750       11/15/15           615,000
    150,000    Targa Resources, Inc. (b)                                       8.500        11/1/13           152,625
                                                                                                        -------------
                                                                                                            2,118,375
                                                                                                        -------------
               Total Corporate Bonds
               (Cost $26,807,800)                                                                          27,316,490
                                                                                                        -------------

FOREIGN SOVEREIGN BONDS - 7.79%

               Brazil - 1.44%
    300,000    Federal Republic of Brazil                                      9.250       10/22/10           340,350
    100,000    Federal Republic of Brazil                                      8.875       10/14/19           115,500
                                                                                                        -------------
                                                                                                              455,850
                                                                                                        -------------

               Columbia - 0.52%
    145,000    Republic of Columbia                                            8.250       12/22/14           163,415
                                                                                                        -------------

               Panama - 1.12%
    350,000    Republic of Panama                                              7.125        1/29/26           355,250
                                                                                                        -------------

                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Income Advantage Fund
April 30, 2006 (Continued)


     Par                                                                                                   Value
   Amount                                                                 Coupon           Maturity       (Note 3)
 ----------                                                             -----------      ------------    -----------

               Philippines - 0.60%

$   175,000    Republic of Philippines                                         8.000%       1/15/16      $   189,656
                                                                                                        -------------

               Russia - 0.93%
    300,000    VTB Capital S.A. (b)                                            6.250        6/30/35           295,500
                                                                                                        -------------

               Turkey - 0.89%
    250,000    Republic of Turkey                                              9.000        6/30/11           280,000
                                                                                                        -------------

               Uruguay - 2.29%
    500,000    Republic of Uruguay                                             7.500        3/15/15           517,500
    200,000    Republic of Uruguay                                             8.000       11/18/22           207,500
                                                                                                        -------------
                                                                                                              725,000
                                                                                                        -------------

               Total Foreign Sovereign
               Bonds
               (Cost $2,292,016)                                                                            2,464,671
                                                                                                        -------------

               Total Corporate and Foreign Sovereign
               Bonds
               (Cost $29,099,816)                                                                          29,781,161
                                                                                                        -------------

               Repurchase Agreement - 5.85%
  1,853,000    State Street Bank and Trust Co., 2.25%, dated 4/28/06
               to be repurchased at the price of $1,853,116 on
               5/1/06, collateralized by U.S. Treasury Bonds, 5.50%,
               due 8/15/28, market value $1,892,910.                                                        1,853,000
                                                                                                        -------------
               Total Short-term Investment
               (Cost $1,853,000)                                                                            1,853,000
                                                                                                        -------------
TOTAL INVESTMENTS - 99.96%
               (Cost $30,952,816)                                                                          31,634,161
                                                                                                        -------------
NET OTHER ASSETS AND LIABILITIES - 0.04%                                                                       11,390
                                                                                                        -------------
TOTAL NET ASSETS - 100.00%                                                                               $ 31,645,551
                                                                                                        -------------


(a) Security is a step coupon bond where the coupon increases on a predetermined date.
(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.

                     See Notes to Portfolio of Investments.

HENDERSON INCOME ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Income Advantage Fund (the "Fund") as of April 30, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $681,345 of which $941,583 related to appreciated investment securities and $260,238 related to depreciated investment securities for the fiscal quarter ended April 30, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

     5. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2006, the Fund had outstanding forward foreign currency contracts as follows:


                                                 Local                      Unrealized
                                  Expiration    Currency                    Appreciation/
                                    Date         Amount       Value(US$)    Depreciation
                                  -------------------------------------------------------

          Euro Currency (sell)    7/21/2006    2,623,165    $ 3,328,906     $   (76,728)
          British Pound (sell)    7/21/2006    1,489,806    $ 2,717,455         (63,841)
                                                                            -------------
                                                                            $  (140,569)
                                                                            =============


Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

U.S. Core Growth Fund
April 30, 2006



                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------

COMMON STOCKS - 98.92%
               Air Freight &
               Logistics - 2.01%
               United Parcel Service,
        4,900  Inc., Class B               $    397,243
                                          --------------
               Automobiles - 2.43%
       13,550  Honda Motor Co., Ltd., ADR       480,077
                                          --------------
               Biotechnology - 1.68%
        4,900  Amgen, Inc. *                    331,730
                                          --------------
               Capital Markets - 3.65%
        4,500  Goldman Sachs Group, Inc.        721,305
                                          --------------
               Chemicals - 2.99%
        7,100  Monsanto Co.                     592,140
                                          --------------
               Commercial Banks - 2.31%
       11,300  Commerce Bancorp, Inc.           455,842
                                          --------------
               Communications
               Equipment - 5.56%
       18,950  Corning, Inc. *                  523,589
       11,200  QUALCOMM, Inc.                   575,008
                                          --------------
                                              1,098,597
                                          --------------
               Computer &
               Peripheral - 1.94%
       28,400  EMC Corp. *                      383,684
                                          --------------
               Consumer Finance - 5.96%
       10,100  American Express Co.             543,481
        7,320  Capital One Financial Corp.      634,205
                                          --------------
                                              1,177,686
                                          --------------
               Diversified Financial
               Services - 1.97%
               Chicago Mercantile Exchange
          850  Holdings, Inc.                   389,300
                                          --------------
               Energy Equipment &
               Services - 2.23%
               National-Oilwell Varco,
        6,400  Inc. *                           441,408
                                          --------------
               Food & Staples
               Retailing - 1.97%
       13,100  CVS Corp.                        389,332
                                          --------------
               Food Products - 0.94%
        3,500  The Hershey Co.                  186,690
                                          --------------
               Health Care Equipment &
               Supplies - 4.45%
       21,231  Boston Scientific Corp. *        493,409
        9,790  St. Jude Medical, Inc. *         386,509
                                          --------------
                                                879,918
                                          --------------

                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               Health Care Providers &
               Services - 8.52%
        9,535  Caremark Rx, Inc. *         $    434,319
        5,500  CIGNA Corp.                      588,500
        8,200  Humana, Inc. *                   370,476
       35,100  Tenet Healthcare Corp. *         292,032
                                          --------------
                                              1,685,327
                                          --------------
               Hotels, Restaurants &
               Leisure - 3.08%
        3,850  Starwood Hotels & Resorts
               Worldwide, Inc.                  220,913
        5,100  Wynn Resorts, Ltd. *             388,161
                                          --------------
                                                609,074
                                          --------------
               Household Products - 2.41%
        8,200  The Procter & Gamble Co.         477,322
                                          --------------
               Industrial Power Products &
               Energy Trades - 1.93%
        7,700  TXU Corp.                        382,151
                                          --------------
               Insurance - 2.14%
        8,200  The Chubb Corp.                  422,628
                                          --------------
               Internet Software &
               Services - 2.96%
        1,400  Google, Inc., Class A *          585,116
                                          --------------
               Machinery - 1.49%
        4,100  PACCAR, Inc.                     294,913
                                          --------------
               Media - 6.47%
       16,300  Comcast Corp., Class A *         502,529
       18,500  The Walt Disney Co.              517,260
       12,800  XM Satellite Radio
               Holdings, Inc. *                 258,816
                                          --------------
                                              1,278,605
                                          --------------
               Multiline Retail - 2.23%
        5,000  J.C. Penney Co., Inc.            327,300
        2,140  Target Corp.                     113,634
                                          --------------
                                                440,934
                                          --------------
               Oil, Gas & Consumable
               Fuels - 1.18%
        3,600  Valero Energy Corp.              233,064
                                          --------------
               Pharmaceuticals - 6.33%
        7,855  Glaxosmithkline plc, ADR         446,792
        6,800  Novartis AG, ADR                 391,068
       10,220  Teva Pharmaceutical
               Industries, Ltd., ADR            413,910
                                          --------------
                                              1,251,770
                                          --------------
               Real Estate - 0.03%
          245  Host Hotels & Resorts, Inc.        5,140
                                          --------------
                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

U.S. Core Growth Fund
April 30, 2006 (Continued)
                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               Semiconductor &
               Semiconductor
               Equipment - 11.69%
       25,800  Applied Materials, Inc.     $    463,110
       11,750  Broadcom Corp., Class A *        483,042
       16,100  MEMC Electronic
               Materials, Inc. *                653,660
       11,500  Microchip Technology, Inc.       428,490
       10,200  Xilinx, Inc.                     282,234
                                          --------------
                                              2,310,536
                                          --------------
               Software - 4.15%
       12,100  Adobe Systems, Inc. *            474,320
        6,100  Electronic Arts, Inc. *          346,480
                                          --------------
                                                820,800
                                          --------------
               Specialty Retail - 4.22%
        7,800  Best Buy Co., Inc.               441,948
       16,300  The TJX Companies, Inc.          393,319
                                          --------------
                                                835,267
                                          --------------
TOTAL INVESTMENTS - 98.92%
               (Cost $16,924,201)            19,557,599
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 1.08%                             212,736
                                          --------------

TOTAL NET ASSETS - 100.00%                 $ 19,770,335
                                           ------------

       *  Non-income producing security

     ADR  American Depositary Receipt


                     See Notes to Portfolio of Investments.

HENDERSON U.S. CORE GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson U.S. Core Growth Fund (the "Fund") as of April 30, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $2,633,398 of which $2,997,658 related to appreciated investment securities and $364,260 related to depreciated investment securities for the fiscal quarter ended April 30, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Japan-Asia Focus Fund
April 30, 2006



                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------

COMMON STOCKS - 93.86%
               Australia - 0.31%
       12,000  Aditya Birla Minerals, Ltd.
               *                           $     17,778
       48,807  Macquarie Capital Alliance
               Group *                          126,076
                                          --------------
                                                143,854
                                          --------------
               China - 1.55%
      430,000  China COSCO Holdings Co.,
               Ltd., Class H *                  223,227
       60,000  Ping An Insurance (Group)
               Co. of China Ltd., Class H       164,833
    1,409,000  Shanghai Real
               Estate, Ltd.                     328,930
                                          --------------
                                                716,990
                                          --------------
               Hong Kong - 1.26%
      900,000  Neo-China Group
               (Holdings), Ltd.                 124,205
      172,000  Shanghai Industrial
               Holdings, Ltd.                   370,475
      150,000  Tian An China Investments
               Co., Ltd. *                       85,609
                                          --------------
                                                580,289
                                          --------------
               Indonesia - 0.50%
      270,000  PT Telekomunikasi Indonesia      232,043
                                          --------------
               Japan - 85.30%
      289,000  Aioi Insurance Co., Ltd.       2,091,389
      101,000  Asahi Kasei Corp.                746,867
       55,000  Daiwa Securities Group,
               Inc.                             762,701
       46,800  Fuji Photo Film Co., Ltd.      1,590,620
      244,000  Hino Motors, Ltd.              1,487,165
          100  Hirakawa Hewtech Corp.             1,317
       29,390  Hitachi Systems &
               Services, Ltd.                   758,851
      216,000  Hokuhoku Financial
               Group, Inc.                      880,200
           21  ITC Networks Corp.                58,280
       14,200  JAFCO Co., Ltd.                  945,295
       78,400  Kappa Create Co., Ltd.         1,466,579
       32,900  Leopalace21 Corp.              1,282,888
          226  Link Theory Holdings Co.,
               Ltd.                           1,311,957
           94  Mitsubishi UFJ Financial
               Group, Inc.                    1,477,715
       81,000  Mitsui & Co., Ltd.             1,224,266
          189  Nippon Paper Group, Inc.         808,352
       21,100  Nippon System Development
               Co., Ltd.                        789,408
       39,000  NS Solutions Corp.             1,012,120
          756  NTT DoCoMo, Inc.               1,128,705
        4,740  OBIC Co., Ltd.                   971,603
       52,000  Ricoh Co., Ltd.                1,032,099

                                               Value
    Shares                                    (Note 3)
  -----------                                 ---------
               Japan - (continued)
      261,000  Sekisui Chemical Co., Ltd.  $  2,255,513
       82,000  Sumitomo Bakelite Co., Ltd.      765,521
          201  Sumitomo Mitsui Financial
               Group, Inc.                    2,206,560
       22,000  Takeda Pharmaceutical Co.,
               Ltd.                           1,344,750
       12,000  Takefuji Corp.                   779,871
       25,400  TDK Corp.                      2,125,868
       72,500  Tohokushinsha Film Corp.         893,317
       42,800  Token Corp.                    2,792,816
      131,000  Toppan Printing Co., Ltd.      1,749,888
       45,100  Toyo Seikan Kaisha, Ltd.         875,344
      524,000  Ube Industries, Ltd.           1,748,738
                                          --------------
                                             39,366,563
                                          --------------
               Korea - 1.82%
          406  Lotte Shopping Co., Ltd.         169,597
        4,000  Lotte Shopping Co., Ltd.,
               GDR *                             82,160
          429  Samsung Electronics Co.,
               Ltd.                             146,289
        8,815  Shinhan Financial Group
               Co., Ltd.                        439,255
                                          --------------
                                                837,301
                                          --------------
               Singapore - 1.00%
       40,900  DBS Group Holdings, Ltd.         460,510
                                          --------------
               Taiwan - 2.12%
       30,000  AU Optronics Corp., ADR          492,900
       46,500  Taiwan Semiconductor
               Manufacturing Co., Ltd.,
               ADR                              487,320
                                          --------------
                                                980,220
                                          --------------

               Total Common Stocks
               (Cost $41,372,614)             43,317,770
                                          --------------




                     See Notes to Portfolio of Investments.

Henderson Global Funds                                 Portfolio of Investments
                                                       (Unaudited)

Japan-Asia Focus Fund
April 30, 2006 (Continued)

      Par                                       Value
    Amount                                    (Note 3)
  -----------                                 ---------

SHORT-TERM INVESTMENTS - 4.82%
               Repurchase Agreements - 4.82%
 $  1,717,000  State Street Bank and Trust
               Co., 2.25% dated 4/28/06 to
               be repurchased at the price
               of $1,717,322 on 5/1/06,
               collateralized by U.S.
               Treasury Bonds, 5.50%, due
               8/15/28, market value
               $1,753,269.                 $  1,717,000
                                          --------------
      506,000  State Street Bank and Trust
               Co., 1.40% dated 4/28/06 to
               be repurchased at the price
               of $506,059 on 5/1/06,
               collateralized by U.S.
               Treasury Bonds, 5.50%, due
               8/15/28, market value
               $517,189.                        506,000
                                          -------------
                                              2,223,000
                                          -------------

               Total Short-term
               Investments
               (Cost $2,223,000)              2,223,000
                                          -------------
TOTAL INVESTMENTS - 98.68%
               (Cost $43,595,614)            45,540,770
                                          -------------
NET OTHER ASSETS AND
LIABILITIES - 1.32%                             610,450
                                          -------------
TOTAL NET ASSETS - 100.00%                 $ 46,151,220
                                          -------------

       *  Non-income producing security

     ADR  American Depositary Receipt

     GDR  Global Depositary Receipt

                     See Notes to Portfolio of Investments.

Other Information:

Industry Concentration as a Percentage of Net Assets:       % of Net Assets
                                                           ------------------
Diversified Banks                                               9.93%
Homebuilding                                                    6.37
IT Consulting & Other Services                                  5.94
Electronic Equipment Manufacturing                              5.68
Industrial Conglomerates                                        4.89
Property & Casualty Insurance                                   4.53
Real Estate Management & Development                            3.95
Diversified Chemicals                                           3.79
Commercial Printing                                             3.79
Photographic Products                                           3.45
Construction & Farm Machinery & Trucks                          3.22
Restaurants                                                     3.18
Pharmaceuticals                                                 2.91
Apparel Retail                                                  2.84
Trading Company & Distributors                                  2.65
Wireless Telecommunication Services                             2.45
Asset Management & Custody Banks                                2.32
Office Electronics                                              2.24
Movies & Entertainment                                          1.93
Regional Banks                                                  1.91
Metal & Glass Containers                                        1.90
Semiconductors                                                  1.86
Paper Products                                                  1.75
Application Software                                            1.71
Consumer Finance                                                1.69
Specialty Chemicals                                             1.66
Investment Banking & Brokerage                                  1.65
Commodity Chemicals                                             1.62
Integrated Telecommunication Services                           0.63
Department Stores                                               0.54
Marine                                                          0.48
Life & Health Insurance                                         0.36
Copper                                                          0.04
                                                           ------------------

Common Stocks                                                  93.86
Short-Term Investments                                          4.82
                                                           ------------------

Total Investments                                              98.68
Net Other Assets and Liabilities                                1.32
                                                           ------------------

                                                              100.00 %
                                                           ==================

HENDERSON JAPAN-ASIA FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of April 30, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $1,945,156 of which $2,188,584 related to appreciated investment securities and $243,428 related to depreciated investment securities for the fiscal quarter ended April 30, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation for a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 22, 2006

By:      /s/ Karen Buiter
         ------------------
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    June 22, 2006